Segment Information - Revenues and Adjusted EBITDA by Segment (Detail) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [Line Items]
Revenues		$ 1,740	$ 1,647	$ 3,625	$ 3,385
Reportable segments adjusted EBITDA		675	695	1,498	1,395
Corporate costs		(29)	(33)	(46)	(56)
Fair value adjustments	[1]	4	(5)	2	(18)
Depreciation		(29)	(29)	(57)	(59)
Other operating (losses) gains, net		(29)	347	(70)	364
Operating profit		415	825	972	1,333
Net interest expense		(36)	(34)	(76)	(89)
Other finance income (costs)		2	(102)	24	(192)
Share of post-tax earnings in equity method investments		61	419	53	989
Tax benefit (expense)		402	(219)	335	(415)
Earnings from continuing operations		844	889	1,308	1,626
Operating segments [member] | Legal Professionals [member]
Disclosure of operating segments [Line Items]
Revenues		727	705	1,448	1,419
Reportable segments adjusted EBITDA		327	345	669	663
Operating segments [member] | Corporates [member]
Disclosure of operating segments [Line Items]
Revenues		442	392	949	827
Reportable segments adjusted EBITDA		163	163	356	317
Operating segments [member] | Tax & Accounting Professionals [member]
Disclosure of operating segments [Line Items]
Revenues		250	229	578	511
Reportable segments adjusted EBITDA		91	89	272	238
Operating segments [member] | Reuters News [member]
Disclosure of operating segments [Line Items]
Revenues		205	194	415	369
Reportable segments adjusted EBITDA		51	45	111	74
Operating segments [member] | Global Print [member]
Disclosure of operating segments [Line Items]
Revenues		123	133	247	271
Reportable segments adjusted EBITDA		43	53	90	103
Operating segments [member] | Eliminations/Rounding [member]
Disclosure of operating segments [Line Items]
Revenues		(7)	(6)	(12)	(12)
Computer software [member]
Disclosure of operating segments [Line Items]
Amortization		(154)	(127)	(307)	(245)
Other identifiable intangible assets [member]
Disclosure of operating segments [Line Items]
Amortization		$ (23)	$ (23)	$ (48)	$ (48)

[1]	Includes acquired deferred revenue of $2 million (2023 – $4 million) and $6 million (2023 – $13 million) in the three and six months ended June 30, 2024, respectively.